Interest expense (Tables)	12 Months Ended
Dec. 31, 2017
Borrowing costs [abstract]
Disclosure of interest expense

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Interest expense on long-term debt	(898)	(852)
Interest expense on other debt	(101)	(86)
Capitalized interest	44	50
Total interest expense	(955)	(888)